Condensed Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,849,348)	$ (1,332,857)	$ (5,398,023)	$ (5,168,009)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	24,855	15,407	72,682	54,626
Interest expense incurred from debt issuance	691,094
Fair value of embedded derivative liability	(59,980)
Fair value of derivative warrant liability	(494,546)
Inventory provision (credit)	(35,695)		56,085	124,476
Stock based compensation expense	76,696	99,401	356,704	936,154
Provisions for allowance for doubtful accounts	(7,701)	23,418	5,243	(7,630)
Gain on sale of fixed assets				(6,589)
Changes in operating assets and liabilities:
Accounts receivable	15,544	48,482	189,600	(14,141)
Inventory	11,632	(43,148)	185,802	363,429
Prepaid expenses and other current assets	(57,550)	18,985	(33,382)	11,644
Restricted cash	100,000	100,000	100,000	100,000
Other assets			(30,091)
Accounts payable and accrued expenses	105,936	(126,024)	27,318	(52,786)
Net cash used for operating activities	(1,479,063)	(1,196,336)	(4,408,062)	(3,658,826)
Cash flows from investing activities:
Purchases of fixed assets	(3,265)	(50,000)	(62,534)	(5,893)
Net cash used in investing activities	(3,265)	(50,000)	(62,534)	(5,893)
Cash flows from financing activities:
Exercise of Series D warrants				2,170,454
Proceeds from issuance of convertible promissory notes and warrants	2,340,000		600,000
Proceeds from issuance of common stock through exercise of stock options				12,000
Proceeds from issuance of common stock and warrants, net of issuance costs				2,514,490
Principal payments on capital lease obligations	(1,495)	(1,120)	(5,009)	(3,478)
Net cash provided by (used in) financing activities	2,338,505	(1,120)	594,991	4,693,466
Net increase (decrease) in cash and cash equivalents	856,177	(1,247,456)	(3,875,605)	1,028,747
Cash and cash equivalents, beginning of period	312,610	4,188,215	4,188,215	3,159,468
Cash and cash equivalents, end of period	1,168,787	2,940,759	312,610	4,188,215
Supplemental Disclosure of Cash Flow Information
Interest expense paid	2,065	2,608	10,342	10,616
Common stock as payment for $60,000 of interest on convertible promissory notes			408,163
Non-cash interest expense	$ 734,728		$ 60,000